Janus Henderson Corporate Bond ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Asset-Backed Securities - 1 .6%
CF Hippolyta Issuer LLC, 1.9800%, 3/15/61 (144A) $ 30,158 $ 18,234
United Airlines Pass-Through Trust, 3.7500%, 9/3/26 386,533 385,118
Total Asset-Backed Securities (cost $407,472) 403,352
Corporate Bonds - 88 .5%
Basic Materials - 2 .0%
Barrick Mining Corp., 5.8000%, 11/15/34 175,000 182,601
Barrick North America Finance LLC, 5.7000%, 5/30/41 62,000 63,144
Chevron Phillips Chemical Co. LLC, 4.7500%, 5/15/30 (144A) 60,000 60,770
Dow Chemical Co. (The), 5.6500%, 3/15/36
#
198,000 197,839
504,354
Communications - 6 .6%
AppLovin Corp., 5.5000%, 12/1/34 159,000 162,784
AppLovin Corp., 5.9500%, 12/1/54 126,000 124,616
Beignet Investor LLC, 6.5810%, 5/30/49 (144A) 118,000 122,864
Cipher Compute LLC, 7.1250%, 11/15/30 (144A) 211,000 217,417
Frontier Communications Holdings LLC, 8.6250%, 3/15/31 (144A) 230,000 240,464
Orange SA, 4.7500%, 1/13/33 (144A) 252,000 251,408
T-Mobile USA, Inc., 4.9500%, 11/15/35 165,000 163,565
T-Mobile USA, Inc., 5.7000%, 1/15/56 127,000 122,692
Virgin Media Secured Finance plc, 5.5000%, 5/15/29 (144A) 252,000 248,550
1,654,360
Consumer, Cyclical - 6 .7%
Flutter Treasury DAC, 5.8750%, 6/4/31 (144A) 243,000 246,148
Ford Motor Co., 3.2500%, 2/12/32 150,000 133,250
General Motors Financial Co., Inc., 6.1000%, 1/7/34 146,000 154,815
Hasbro, Inc., 6.0500%, 5/14/34 154,000 163,569
Mattel, Inc., 5.0000%, 11/17/30 253,000 255,524
Mattel, Inc., 5.4500%, 11/1/41 53,000 49,932
Polaris, Inc., 5.6000%, 3/1/31 203,000 206,138
Royal Caribbean Cruises Ltd., 5.3750%, 1/15/36 113,000 113,236
Southwest Airlines Co., 5.2500%, 11/15/35 127,000 124,314
Stellantis Finance US, Inc., 5.7500%, 3/18/30 (144A) 234,000 241,324
1,688,250
Consumer, Non-cyclical - 16 .2%
180 Medical, Inc., 5.3000%, 10/8/35 (144A) 253,000 250,685
Acadia Healthcare Co., Inc., 7.3750%, 3/15/33 (144A)
#
151,000 149,157
Aetna, Inc., 6.6250%, 6/15/36 233,000 255,758
BioMarin Pharmaceutical, Inc., 5.5000%, 2/15/34 (144A) 200,000 200,554
Centene Corp., 3.3750%, 2/15/30 271,000 250,006
CVS Health Corp., 5.7000%, 6/1/34 125,000 130,018
CVS Health Corp., 5.4500%, 9/15/35 120,000 122,097
CVS Health Corp., 5.0500%, 3/25/48 131,000 115,202
EMD Finance LLC, 4.6250%, 10/15/32 (144A) 150,000 150,219
EMD Finance LLC, 5.0000%, 10/15/35 (144A) 162,000 161,452
Health Care Service Corp., 5.4500%, 6/15/34 (144A) 62,000 63,202
Humana, Inc., 5.3750%, 4/15/31 148,000 151,590
Humana, Inc., 5.9500%, 3/15/34 84,000 86,938
Illumina, Inc., 4.7500%, 12/12/30 253,000 255,661
Illumina, Inc., 2.5500%, 3/23/31 130,000 118,135
JBS NV, 3.6250%, 1/15/32 336,000 315,495
Mars, Inc., 5.0000%, 3/1/32 (144A) 44,000 45,216
Mars, Inc., 5.2000%, 3/1/35 (144A) 246,000 251,866
Mars, Inc., 5.7000%, 5/1/55 (144A) 34,000 33,887
Rollins, Inc., 5.2500%, 2/24/35 208,000 211,061

Janus Henderson Corporate Bond ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Non-cyclical - (continued)
Royalty Pharma plc, 5.4000%, 9/2/34 $ 184,000 $ 188,445
Solventum Corp., 5.6000%, 3/23/34 75,000 77,980
Teva Pharmaceutical Finance Co. LLC, 6.1500%, 2/1/36 242,000 254,577
Universal Health Services, Inc., 2.6500%, 1/15/32 150,000 132,726
Universal Health Services, Inc., 5.0500%, 10/15/34 116,000 113,737
4,085,664
Energy - 9 .0%
Antero Midstream Partners LP, 5.7500%, 7/1/34 (144A) 199,000 201,007
Antero Resources Corp., 5.4000%, 2/1/36 147,000 145,946
Columbia Pipelines Holding Co. LLC, 5.0970%, 10/1/31 (144A) 102,000 103,731
Columbia Pipelines Holding Co. LLC, 4.9990%, 11/17/32 (144A) 251,000 252,287
DT Midstream, Inc., 4.1250%, 6/15/29 (144A) 384,000 379,613
Enbridge, Inc., 5.5500%, 6/20/35 308,000 317,730
Energy Transfer LP, 5.0000%, 5/15/50 29,000 24,504
Energy Transfer LP, 5.9500%, 5/15/54 108,000 102,969
Hess Midstream Operations LP, 5.8750%, 3/1/28 (144A) 50,000 50,949
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A) 111,000 111,029
Hess Midstream Operations LP, 4.2500%, 2/15/30 (144A) 128,000 125,031
Occidental Petroleum Corp., 5.3750%, 1/1/32 123,000 126,515
Occidental Petroleum Corp., 4.1000%, 2/15/47 86,000 62,495
Ovintiv, Inc., 7.1000%, 7/15/53 92,000 99,615
Venture Global LNG, Inc., US Treasury Yield Curve Rate T Note Constant Maturity
5 Year + 5.4400%, 9.0000%, 9/30/29 (144A)
‡,μ
112,000 98,529
Western Midstream Operating LP, 5.4500%, 4/1/44 59,000 53,990
2,255,940
Financial - 28 .8%
Ally Financial, Inc., SOFR + 2.2900%, 6.1840%, 7/26/35
‡
154,000 158,815
Ares Capital Corp., 5.1000%, 1/15/31 252,000 247,712
Ares Strategic Income Fund, 5.5500%, 4/15/31 (144A) 135,000 133,497
Asurion LLC and Asurion Co-Issuer, Inc., 8.3750%, 2/1/34 (144A) 98,000 99,074
Atlas Warehouse Lending Co. LP, 4.9500%, 11/15/30 (144A) 250,000 251,058
Atlas Warehouse Lending Co. LP, 5.2500%, 1/15/33 (144A) 252,000 252,372
Bank of America Corp., SOFR + 0.9100%, 1.6580%, 3/11/27
‡
252,000 251,346
Bank of America Corp., SOFR + 1.3100%, 5.5110%, 1/24/36
‡
40,000 41,523
Blue Owl Capital Corp., 3.1250%, 4/13/27 95,000 93,064
Blue Owl Finance LLC, 6.2500%, 4/18/34 179,000 184,465
Capital One Financial Corp., SOFR + 3.0700%, 7.6240%, 10/30/31
‡
110,000 123,477
Capital One Financial Corp., SOFR + 2.6000%, 5.8170%, 2/1/34
‡
61,000 63,616
CBRE Services, Inc., 4.9000%, 1/15/33 144,000 144,565
CBRE Services, Inc., 5.5000%, 6/15/35 137,000 141,193
Charles Schwab Corp. (The), SOFR + 1.2300%, 4.9140%, 11/14/36
‡
218,000 216,069
Citigroup, Inc., CME Term SOFR 3 Month + 1.8246%, 3.8870%, 1/10/28
‡
124,000 123,844
Citigroup, Inc., SOFR + 1.8300%, 6.0200%, 1/24/36
‡
87,000 90,698
Citigroup, Inc., SOFR + 1.4880%, 5.1740%, 9/11/36
‡
122,000 122,519
Citigroup, Inc., CME Term SOFR 3 Month + 1.4296%, 3.8780%, 1/24/39
‡
146,000 128,825
Cooperatieve Rabobank UA, US Treasury Yield Curve Rate T Note Constant
Maturity 1 Year + 1.0000%, 5.7100%, 1/21/33 (144A)
‡
305,000 321,045
Deutsche Bank AG, SOFR + 1.7180%, 3.0350%, 5/28/32
‡
231,000 212,013
Equinix Europe 2 Financing Corp. LLC, 5.5000%, 6/15/34 208,000 214,834
F&G Global Funding, 4.6500%, 9/8/28 (144A) 116,000 116,792
GLP Capital LP, 5.6250%, 9/15/34 196,000 198,409
Goldman Sachs Group, Inc. (The), SOFR + 1.8460%, 3.6150%, 3/15/28
‡
88,000 87,611
Goldman Sachs Group, Inc. (The), SOFR + 1.4200%, 5.0160%, 10/23/35
‡
192,000 192,154

Janus Henderson Corporate Bond ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Goldman Sachs Group, Inc. (The), CME Term SOFR 3 Month + 1.6346%,
4.0170%, 10/31/38
‡
$ 208,000 $ 186,107
Jane Street Group, 7.1250%, 4/30/31 (144A) 94,000 98,833
Jefferies Financial Group, Inc., 5.5000%, 2/15/36 227,000 224,076
JPMorgan Chase & Co., SOFR + 1.1900%, 4.8100%, 10/22/36
‡
314,000 309,537
LPL Holdings, Inc., 5.6500%, 3/15/35 160,000 163,046
Macquarie Airfinance Holdings Ltd., 5.1500%, 3/17/30 (144A) 122,000 123,523
Morgan Stanley, SOFR + 1.8700%, 5.2500%, 4/21/34
‡
46,000 47,196
Morgan Stanley, SOFR + 1.3140%, 4.8920%, 10/22/36
‡
314,000 309,109
Morgan Stanley, SOFR + 2.6200%, 5.2970%, 4/20/37
‡
130,000 132,133
National Health Investors, Inc., 5.3500%, 2/1/33 124,000 124,183
Synchrony Financial, 2.8750%, 10/28/31 140,000 125,030
Synchrony Financial, SOFR + 2.0700%, 6.0000%, 7/29/36
‡
120,000 121,691
Truist Financial Corp., SOFR + 0.9650%, 4.5970%, 1/27/32
‡
252,000 252,642
Truist Financial Corp., SOFR + 1.9220%, 5.7110%, 1/24/35
‡
41,000 42,938
US Bancorp, SOFR + 2.2600%, 5.8360%, 6/12/34
‡
135,000 143,068
US Bancorp, SOFR + 1.8600%, 5.6780%, 1/23/35
‡
57,000 59,771
Ventas Realty LP, 5.0000%, 1/15/35 167,000 166,773
VICI Properties LP, 3.8750%, 2/15/29 (144A) 264,000 259,601
Wells Fargo & Co., SOFR + 1.7800%, 5.4990%, 1/23/35
‡
80,000 82,996
Willis North America, Inc., 3.8750%, 9/15/49 100,000 75,245
7,258,088
Industrial - 6 .5%
Amphenol Corp., 5.3000%, 11/15/55 124,000 118,285
Boeing Co. (The), 6.5280%, 5/1/34 119,000 131,643
Carlisle Cos., Inc., 5.2500%, 9/15/35 125,000 127,295
Carlisle Cos., Inc., 5.5500%, 9/15/40 67,000 68,071
CompoSecure Holdings LLC, 5.6250%, 2/1/33 (144A) 65,000 64,792
Jabil, Inc., 4.2000%, 2/1/29 252,000 251,907
JH North America Holdings, Inc., 5.8750%, 1/31/31 (144A) 245,000 249,172
Martin Marietta Materials, Inc., 5.5000%, 12/1/54 126,000 121,930
Regal Rexnord Corp., 6.3000%, 2/15/30 85,000 90,123
SMBC Aviation Capital Finance DAC, 5.5500%, 4/3/34 (144A) 400,000 411,417
1,634,635
Technology - 8 .0%
Booz Allen Hamilton, Inc., 5.9500%, 4/15/35 244,000 251,051
CoreWeave, Inc., 9.0000%, 2/1/31 (144A) 352,000 342,235
Electronic Arts, Inc., 2.9500%, 2/15/51 333,000 309,248
Foundry JV Holdco LLC, 6.2000%, 1/25/37 (144A) 288,000 304,310
Gartner, Inc., 3.6250%, 6/15/29 (144A) 99,000 95,590
Intel Corp., 4.7500%, 3/25/50 63,000 52,175
Micron Technology, Inc., 5.8000%, 1/15/35 118,000 125,052
MSCI, Inc., 5.2500%, 9/1/35 73,000 73,252
Oracle Corp., 4.8000%, 9/26/32 60,000 58,087
SK hynix, Inc., 4.2500%, 9/11/28 (144A) 200,000 200,766
VMware LLC, 4.7000%, 5/15/30 67,000 68,133
Western Digital Corp., 2.8500%, 2/1/29 135,000 128,774
2,008,673
Utilities - 4 .7%
Ameren Corp., 5.3750%, 3/15/35 252,000 258,078
Duke Energy Corp., 4.9500%, 9/15/35 127,000 125,893
NiSource, Inc., US Treasury Yield Curve Rate T Note Constant Maturity 5 Year +
2.5270%, 6.3750%, 3/31/55
‡
119,000 122,965

Janus Henderson Corporate Bond ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Utilities - (continued)
PPL Capital Funding, Inc., 5.2500%, 9/1/34 $ 254,000 $ 259,023
Xcel Energy, Inc., 5.4500%, 8/15/33 252,000 260,018
Xcel Energy, Inc., 5.6000%, 4/15/35 156,000 161,117
1,187,094
Total Corporate Bonds (cost 21,925,024) 22,277,058
Mortgage-Backed Security - 4 .0%
BX Trust , 5.5173% , 12/13/42 (144A)
‡
(cost $ 1,011,673 ) 1,000,000 1,015,690
Exchange Traded Funds - 3 .8%
Janus Henderson AAA CLO ETF
£
4,980 252,337
Janus Henderson Emerging Markets Debt Hard Currency ETF
£
9,366 502,299
Janus Henderson Mortgage-Backed Securities ETF
£
4,122 188,581
943,217
Total Exchange Traded Funds (cost $927,356) 943,217
Investment Companies - 0 .4%
Money Market Funds - 0 .4%
Janus Henderson Cash Liquidity Fund LLC, 3.6619%
£,∞
(cost $95,420) 95,420 95,449
Investments Purchased with Cash Collateral from Securities Lending - 1 .0%
Investment Companies - 0 .8%
Janus Henderson Cash Collateral Fund LLC, 3.5827%
£,∞
208,049 208,049
Time Deposits - 0 .2%
Royal Bank of Canada, 3.6500%, 2/2/26 52,012 52,012
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $260,061) 260,061
Total Investments (total cost $ 24,627,006 ) - 99 .3% 24,994,827
Cash, Receivables and Other Assets, net of Liabilities - 0.7% 185,700
Net Assets - 100.0% $25,180,527

Janus Henderson Corporate Bond ETF
Schedule of Investments
(unaudited)
January 31, 2026

Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 22,376,144 89 .5%
Ireland 657,565 2 .6
Netherlands 636,540 2 .6
Canada 500,331 2 .0
United Kingdom 372,073 1 .5
France 251,408 1 .0
South Korea 200,766 0 .8
Total $24,994,827 100 .0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
1/31/26
............. Shares
Held at
1/31/26
Dividend
Income
Investment Company - 4.1%
Exchange Traded Fund - 3.8%
Janus Henderson AAA
CLO ETF $ 497,709 $ – $ (244,362) $ (212) $ (798) $ 252,337 4,980 $ 7,404
Janus Henderson
Emerging Markets
Debt Hard Currency
ETF 387,943 118,246 – – (3,890) 502,299 9,366 9,226
Janus Henderson
Mortgage-Backed
Securities ETF 382,685 119,905 (314,342) 5,172 (4,839) 188,581 4,122 5,694
Money Market Funds - 0.4%
Janus Henderson
Cash Liquidity Fund
LLC, 3.6619%
∞
616,125 14,738,796 (15,259,508) 109 (73) 95,449 95,420 6,325
Investments Purchased
with Cash Collateral
from Securities Lending
- 1.0%
Investment Companies - 0.8%
Janus Henderson
Cash Collateral Fund
LLC, 3.5827%
∞
1,465,364 7,375,330 (8,632,645) – – 208,049 208,049 7,850
Δ
Total Affiliated
Investments - 5.0% $3,349,826 $22,352,277 $(24,450,857) $5,069 $(9,600) $1,246,715 $36,499

Janus Henderson Corporate Bond ETF
Schedule of Investments
(unaudited)
January 31, 2026

Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 2 Year Notes 18 3/31/26 $ 3,752,859 $ (4,840)
U.S. Treasury 5 Year Notes 12 3/31/26 1,307,156 (617)
U.S. Treasury Ultra Bonds 22 3/20/26 2,583,625 (50,476)
Total - Futures Long (55,933)
Futures Short:
U.S. Treasury 10 Year Notes 23 3/20/26 (2,572,047) 27,653
U.S. Treasury 10 Year Ultra Bonds 32 3/20/26 (3,653,000) 35,088
U.S. Treasury Long Bonds 4 3/20/26 (460,500) 8,904
Total - Futures Short 71,645
Total $15,712
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Referenced Asset
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation) Value
CDX.NA.HY.45-V2, Fixed Rate of 5.00% Paid Quarterly 12/20/30 $ 200,000 $ (17,144) $ (517) $ (17,661)
Schedule of Centrally Cleared Interest Rate Swaps
Payments made by F und
Payments
received by
Fund
Payment
Frequency
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation) Value
1 Day SOFR 4.1100% Fixed Annually 8/29/45 USD 2,000,000 $ – $ (22,035) $ (22,035)
Average Ending Monthly Value of Derivative Instruments During the Period Ended January 31, 2026
Futures contracts:
Average notional amount of contracts - long $6,961,721
Average notional amount of contracts - short 6,275,203
Credit default swaps:
Average notional amount - buy protection 66,667
Interest rate swaps:
Average notional amount - pay floating rate/receive fixed rate 2,000,000

Janus Henderson Corporate Bond ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2026

CME Chicago Mercantile Exchange
DAC Designated Activity Company
ETF Exchange Traded Fund
LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
SOFR Secured Overnight Financing Rate
# Loaned security; a portion of the security is on loan at January 31, 2026.
∞ Rate shown is the 7-day yield as of January 31, 2026.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
‡ Variable or floating rate security. Rate shown is the current rate as of January 31, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
μ Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended January 31, 2026 is $8,615,360 which represents 34.2% of net assets.

Janus Henderson Corporate Bond ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2026

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 403,352 $ — $ 403,352
Corporate Bonds — 22,277,058 — 22,277,058
Mortgage-Backed Security — 1,015,690 — 1,015,690
Exchange Traded Funds 943,217 — — 943,217
Investment Companies — 95,449 — 95,449
Investments Purchased with Cash
Collateral from Securities Lending — 260,061 — 260,061
Total Investments in Securities $ 943,217 $ 24,051,610 $ — $ 24,994,827
Other Financial Instruments
(a)
:
Futures Contracts $ 71,645 $ — $ — $ 71,645
Total Assets $ 1,014,862 $ 24,051,610 $ — $ 25,066,472
Liabilities
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 22,552 $ — $ 22,552
Futures Contracts 55,933 — — 55,933
Total Liabilities $ 55,933 $ 22,552 $ — $ 78,485
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson Corporate Bond ETF

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited

Janus Henderson Corporate Bond ETF

to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
125-25-70442 03-26